Note 13 - Preferred Stock and Warrants - Preferred Stock Information (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018		Mar. 25, 2017	Jul. 08, 2013	Feb. 19, 2013	Nov. 10, 2011
Designated shares (in shares)	1,000,000	1,000,000	[1]	1,000,000
Series B Preferred Stock [Member]
Designated shares (in shares)		10,000		10,000
Preferred Stock, Shares Issued, Total		9,997		9,997			9,997
Shares outstanding (in shares)		9,997		9,997
Liquidation preference		$ 2,309		$ 2,309
Series C Preferred Stock [Member]
Designated shares (in shares)		3,500		3,500
Preferred Stock, Shares Issued, Total		3,424.65		3,424.65		3,424.65
Shares outstanding (in shares)		3,424.65		3,424.65
Liquidation preference		$ 500		$ 500
Series D Preferred Stock [Member]
Designated shares (in shares)		6,000		6,000
Preferred Stock, Shares Issued, Total		5,111.86		5,111.86	5,111.86
Shares outstanding (in shares)		5,111.86		5,111.86
Liquidation preference		$ 731		$ 731
Series E Preferred Stock [Member]
Designated shares (in shares)	60,000	60,000	[1]
Preferred Stock, Shares Issued, Total	53,400	43,800	[1]
Shares outstanding (in shares)	53,400	43,800	[1]
Liquidation preference	$ 2,003	$ 1,643	[1]
Series B, C, D, and E Preferred Stock [Member]
Designated shares (in shares)	79,500	79,500
Preferred Stock, Shares Issued, Total	71,933.51	62,333.51
Shares outstanding (in shares)	71,933.51	62,333.51
Liquidation preference	$ 5,413	$ 5,183

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.